Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Warrants Disclosure [Abstract]
Summary of fair value of warrant liabilities	The Group used the binomial model to estimate the fair value of the warrant on September 11, 2020 and December 17, 2020 when the Investor Warrants were issued using the following assumptions:

	As of September 11,		As of December 17,
	2020		2020

Risk-free rate of return		0.12%		0.08%
Maturity date		September 11, 2021		December 17, 2021
Estimated volatility rate		60.72%		59.56%
Exercise price	US$	19.57	US$	19.57

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	The estimated fair value of the Investor Warrants was shown below, which were used to determine the allocation of the total proceeds for the sale of ordinary shares between the Investor Warrants and ordinary shares.

	Terms	Exercise Price per share US$	Outstanding Units	Fair value at the closing date RMB’000
Warrants to purchase ordinary shares (first closing on September 11, 2020)	12 months	19.57	3,744,032	71,874
Warrants to purchase ordinary shares (second closing on December 17, 2020)	12 months	19.57	1,597,235	37,869